Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	£ 732	£ 858
Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	467	532
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 183,237	£ 182,507
Coverage ratio	0.020	0.021
Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 164,788	£ 163,115
Coverage ratio	0.003	0.004
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 16,681	£ 17,460
Coverage ratio	0.083	0.079
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 15,717	£ 16,655
Coverage ratio	0.071	0.068
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 321	£ 348
Coverage ratio	0.330	0.221
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 643	£ 457
Coverage ratio	0.184	0.275
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,768	£ 1,932
Coverage ratio	0.500	0.459
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,594	£ 11,405
Coverage ratio	0.040	0.033
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,782	£ 10,446
Coverage ratio	0.001	0.001
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 372	£ 337
Coverage ratio	0.058	0.069
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 254	£ 288
Coverage ratio	0.066	0.071
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13	£ 9
Coverage ratio	0.188	0.182
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 105	£ 40
Coverage ratio	0.019	0.024
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 440	£ 622
Coverage ratio	0.426	0.364
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 24,649	£ 25,402
Coverage ratio	0.090	0.082
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 21,522	£ 22,338
Coverage ratio	0.014	0.015
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,876	£ 2,753
Coverage ratio	0.282	0.290
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,618	£ 2,365
Coverage ratio	0.247	0.273
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 159	£ 155
Coverage ratio	0.474	0.346
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 99	£ 233
Coverage ratio	0.564	0.404
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 251	£ 311
Coverage ratio	0.800	0.725
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,411	£ 7,724
Coverage ratio	0.028	0.030
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,560	£ 6,877
Coverage ratio	0.005	0.005
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 614	£ 495
Coverage ratio	0.055	0.055
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 340	£ 363
Coverage ratio	0.076	0.055
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 32	£ 42
Coverage ratio	0.030	0.067
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 242	£ 90
Coverage ratio	0.028	0.053
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 237	£ 352
Coverage ratio	0.295	0.327
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 105,473	£ 107,354
Coverage ratio	0.008	0.008
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 95,446	£ 96,495
Coverage ratio	0.002	0.003
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,189	£ 10,217
Coverage ratio	0.030	0.026
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,875	£ 9,981
Coverage ratio	0.029	0.025
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 117	£ 142
Coverage ratio	0.086	0.078
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 197	£ 94
Coverage ratio	0.039	0.087
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 838	£ 642
Coverage ratio	0.286	0.313
Debt securities and other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 39,110	£ 30,622
Coverage ratio	0.001	0.001
Debt securities and other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 35,478	£ 26,959
Coverage ratio	0.001	0
Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,630	£ 3,658
Coverage ratio	0.009	0.009
Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,630	£ 3,658
Coverage ratio	0.009	0.009
Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2	£ 5
Coverage ratio	0	0
Gross exposure | Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 187,068	£ 186,327
Gross exposure | Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	165,347	163,808
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18,185	18,949
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16,918	17,872
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	479	447
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	788	630
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,536	3,570
Gross exposure | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,953	11,798
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,791	10,458
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	395	362
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	272	310
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16	11
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	107	41
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	767	978
Gross exposure | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	27,093	27,678
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21,829	22,669
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,007	3,880
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,478	3,252
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	302	237
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	227	391
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,257	1,129
Gross exposure | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,569	7,962
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,583	6,915
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	650	524
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	368	384
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	33	45
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	249	95
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	336	523
Gross exposure | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	106,290	108,226
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	95,647	96,799
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,469	10,492
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,136	10,235
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	128	154
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	205	103
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,174	935
Gross exposure | Debt securities and other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	39,163	30,663
Gross exposure | Debt securities and other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	35,497	26,967
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,664	3,691
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,664	3,691
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2	5
Gross exposure | Debt securities | Financial assets at amortised cost | Treasury and CIB
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	35,300	27,400
Gross exposure | Loans and advances | Financial assets at amortised cost | Treasury
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,400	2,900
Gross exposure | Loans and advances | Financial assets at amortised cost | Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	400	400
Gross exposure | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	172,400	155,100
Gross exposure | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	171,300	153,800
Gross exposure | Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	877	1,142
Gross exposure | Other assets | Lifetime expected credit losses | Stage 3 | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	137	141
Impairment allowance | Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,831)	(3,820)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(559)	(693)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,504)	(1,489)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,201)	(1,217)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(158)	(99)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(145)	(173)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,768)	(1,638)
Impairment allowance | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(359)	(393)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(9)	(12)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23)	(25)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18)	(22)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3)	(2)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2)	(1)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(327)	(356)
Impairment allowance | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,444)	(2,276)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(307)	(331)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,131)	(1,127)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(860)	(887)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(143)	(82)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(128)	(158)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,006)	(818)
Impairment allowance | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(158)	(238)
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23)	(38)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(36)	(29)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28)	(21)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	(3)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7)	(5)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(99)	(171)
Impairment allowance | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(817)	(872)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(201)	(304)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(280)	(275)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(261)	(254)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(11)	(12)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(9)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(336)	(293)
Impairment allowance | Debt securities and other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(53)	(41)
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(19)	(8)
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(34)	(33)
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(34)	(33)
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities | Financial assets at amortised cost | Treasury and CIB
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(53)	(41)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Treasury
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Loans and advances | Financial assets at amortised cost | Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(156)	(152)
Impairment allowance | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(15)	(7)
Impairment allowance | Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(12)	(8)
Impairment allowance | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (129)	£ (137)